Significant Accounting Policies (Details Textual) ₪ / shares in Units, ₪ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪) ₪ / shares	Dec. 31, 2017 $ / shares	Dec. 30, 2015 shares
Disclosure of subsidiaries [line items]
Subsidiary voting rights, description	The Group has consolidated in its financial statements due to effective control the accounts of CTY, inter alia, due to its holding of a significant voting interest of 44.6% in CTY at the reporting date, the wide diversity of the public holdings of the remaining shares, restriction on other shareholders to hold above 30% of CTY's shares without issuing tender offer, the Group has ownership of a majority of the voting power that participates in the general meetings, enabling inter alia its ability to appoint the majority of the directors and indirectly, the senior management of CTY.
Sale of shares | shares			17
Functional and presentation currency exchange rate | (per share)	₪ 3.467	$ 1
Held-to-maturity investments	₪ 18
Additional investment held to sale	₪ 90
FCR [Member]
Disclosure of subsidiaries [line items]
Subsidiary voting rights, description	A wholly owned subsidiary of the Company entered into an agreement with a syndicate of underwriters for the sale of 9 million shares of FCR, listed for trade on the Toronto Stock Exchange (TSX). Upon completion of the sale on March 22, 2017, the Company held (including through a wholly owned subsidiary) close to 79.6 million shares of FCR, representing 32.7% of the share capital and voting rights in FCR.